UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   June 17, 2023 to July 17, 2023

Commission File Number of issuing entity:  333-259741-05

Central Index Key Number of issuing entity:  0001974587

MSWF Commercial Mortgage Trust 2023-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-259741

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001968416

Argentic Real Estate Finance 2 LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4258171
38-4258172
38-7292494
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-4			X
A-4-1			X
A-4-2			X
A-4-X1			X
A-4-X2			X
A-5			X
A-5-1			X
A-5-2			X
A-5-X1			X
A-5-X2			X
X-A			X
X-B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 17, 2023 a distribution was made to holders of the certificates issued by MSWF Commercial Mortgage Trust 2023-1.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Bank, National Association, Argentic Real Estate Finance 2 LLC, Morgan Stanley Mortgage Capital Holdings LLC, Starwood Mortgage Capital LLC, Argentic Real Estate Finance LLC, and LMF Commercial Mortgage, LLC (each a "Securitizer") and held by MSWF Commercial Mortgage Trust 2023-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from June 17, 2023 to July 17, 2023.

Wells Fargo Bank, National Association filed its most recent Form ABS-15G on May 11, 2023. The CIK number for Wells Fargo Bank, N.A. is 0000740906.

Argentic Real Estate Finance 2 LLC is not yet required to file a Rule 15Ga-1 Form ABS-15G. Argentic Real Estate Finance 2 LLC’s first Rule 15Ga-1 Form ABS-15G filing will be made on or prior to the due date for such filing. The CIK number for Argentic Real Estate Finance 2 LLC is 0001968416.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on May 15, 2023. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Starwood Mortgage Capital LLC filed its most recent Form ABS-15G on January 27, 2023. The CIK number for Starwood Mortgage Capital LLC is 0001548405.

Argentic Real Estate Finance LLC filed its most recent Form ABS-15G on February 8, 2023. The CIK number for Argentic Real Estate Finance LLC is 0001624053.

LMF Commercial, LLC filed its most recent Form ABS-15G on February 14, 2023. The CIK number for LMF Commercial, LLC is 0001592182.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on July 31, 2023 under Commission File No. 333-259741-05 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on July 31, 2023 under Commission File No. 333-259741-05 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for MSWF Commercial Mortgage Trust 2023-1, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	06/16/2023	$0.00
Current Distribution Date	07/17/2023	$0.00

*REO Account
Prior Distribution Date	06/16/2023	$0.00
Current Distribution Date	07/17/2023	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for MSWF Commercial Mortgage Trust 2023-1, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	06/16/2023	$7,404.30
Current Distribution Date	07/17/2023	$7,165.32

Interest Reserve Account
Prior Distribution Date	06/16/2023	$0.00
Current Distribution Date	07/17/2023	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	06/16/2023	$0.00
Current Distribution Date	07/17/2023	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by MSWF Commercial Mortgage Trust 2023-1, relating to the July 17, 2023 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on July 31, 2023 under Commission File No. 333-259741-05 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on July 31, 2023 under Commission File No. 333-259741-05 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Jane Lam
Jane Lam, President

Date: July 31, 2023